Cover	Nov. 25, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 25, 2025
Entity Registrant Name	Veralto Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41770
Entity Tax Identification Number	92-1941413
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	VLTO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001967680
Amendment Flag	false